                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6538

            Van Kampen Trust For Investment Grade Florida Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE FLORIDA MUNICIPALS

Portfolio of Investments July 31, 2005 (Unaudited)


PAR
AMOUNT
(000)     DESCRIPTION                                                                          COUPON     MATURITY      VALUE
          MUNICIPAL BONDS    154.6%
          FLORIDA    145.9%
$ 1,000   Bay Cnty, FL Wtr Sys Rev Rfdg (AMBAC Insd)                                            5.000 %   09/01/29    $ 1,063,090
  2,000   Broward Cnty, FL Wtr & Swr Util Rev Ser A                                             5.000     10/01/26      2,126,980
    750   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                        5.750     01/01/32        760,027
  2,500   Coral Gables, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL (FSA Insd)              5.000     08/15/29      2,625,150
  2,640   Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA Insd)                                  5.250     11/15/15      2,902,020
     45   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                      5.950     07/01/20         45,405
  1,000   Escambia Cnty, FL Util Auth Util Sys Rev (FGIC Insd)                                  5.250     01/01/29      1,059,980
  1,250   Florida Agric & Mechanical Univ Rev Student Apt Fac (MBIA Insd)                       6.500     07/01/23      1,253,875
  1,750   Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1 (AMT) (AMBAC Insd)                   5.350     07/01/27      1,794,940
    390   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4 (AMT) (FSA Insd)                         6.250     07/01/22        398,931
  1,800   Florida Muni Ln Council Rev Ser A (MBIA Insd)                                         5.250     11/01/15      1,977,426
  3,850   Florida Muni Ln Council Rev Ser A (MBIA Insd)                                         5.000     02/01/35      4,041,614
  2,000   Florida Ports Fin Comm Rev St Trans Tr Fd (AMT) (MBIA Insd)                           5.375     06/01/27      2,079,240
  3,350   Florida Ports Fin Comm Rev St Trans Tr Fd Intermodal Pgm (AMT)
          (FGIC Insd)                                                                           5.500     10/01/29      3,583,528
  2,000   Florida St Brd of Ed Cap Outlay Pub Ed Ser C (Prerefunded @ 06/01/10)
          (FGIC Insd)                                                                           5.750     06/01/29      2,241,900
  1,600   Florida St Brd of Ed Cap Outlay Pub Ed Ser C Rfdg                                     5.000     06/01/16      1,684,752
  3,000   Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg                                     5.750     06/01/22      3,316,230
  2,000   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                                    5.250     07/01/17      2,173,620
  1,500   Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)                                    5.500     07/01/17      1,651,095
  2,000   Florida St Brd of Ed Pub Ed Ser A                                                     5.000     06/01/32      2,097,240
  1,000   Florida St Brd of Ed Rev FL St Univ Hsg Fac Ser A (MBIA Insd)                         5.000     05/01/29      1,042,090
  2,000   Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)                                    5.500     07/01/28      2,179,160
  1,000   Florida St Correctional Privatization Commn Ctf Part (MBIA Insd)                      5.375     08/01/14      1,104,020
  1,500   Florida St Dept of Trans                                                              5.000     07/01/32      1,573,410
  2,500   Florida St Dept Trans Right of Way Ser A                                              5.250     07/01/21      2,754,975
  1,000   Florida St Muni Pwr Agy Rev Stanton Proj Rfdg (FSA Insd)                              5.500     10/01/14      1,114,230

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

    500   Gainesville, FL Util Sys Rev (Escrowed to Maturity)                                   8.125     10/01/14        596,285
  1,310   Gainesville, FL Util Sys Rev Ser A (FSA Insd) (a)                                     5.250     10/01/19      1,444,236
    500   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                              5.650     12/01/20        540,195
    730   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)                                              5.750     12/01/20        788,502
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D                    5.375     11/15/35      1,049,000
  1,500   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist/Sunbelt Ser A                     6.000     11/15/31      1,632,165
    750   Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                         5.000     03/01/15        805,163
    750   Hillsborough Cnty, FL Assmt Rev Capacity Assmt Spl (FSA Insd)                         5.000     09/01/15        806,580
  1,000   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj Ser B                5.250     10/01/28      1,040,680
  1,000   Hillsborough Cnty, FL Port Dist Tampa Port Auth Proj Ser A (AMT)
          (MBIA Insd)                                                                           5.375     06/01/27      1,069,540
    690   Hollywood, FL Cmnty Redev Agy Beach Cra                                               5.625     03/01/24        732,642
  2,230   Jacksonville, FL Cap Impt Rev Crossover Ser B Rfdg (AMBAC Insd)                       5.000     10/01/12      2,436,007
    750   Jacksonville, FL Econ  Dev Commn Indl Dev Rev Metro Pkg Solutions Proj
          (AMT) (ACA Insd)                                                                      5.500     10/01/30        790,883
  2,500   Jacksonville, FL Excise Tax Rev Ser B (AMBAC Insd)                                    5.375     10/01/20      2,743,375
  2,000   Jacksonville, FL Rev Better Jacksonville (MBIA Insd)                                  5.250     10/01/21      2,199,040
  1,000   Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)                                           5.000     10/01/21      1,067,920
  1,000   Lake Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)                                    5.000     06/01/30      1,051,930
  7,000   Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity) (a)                                    *     10/01/13      5,138,070
  2,230   Lakeland, FL Elec & Wtr Rev (Escrowed to Maturity)                                    5.750     10/01/19      2,439,955
  1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                      5.500     11/15/32      1,054,000
  1,000   Lee Cnty, FL Arpt Rev Ser A (AMT) (FSA Insd)                                          5.750     10/01/22      1,090,830
  1,500   Lee Cnty, FL Arpt Rev Ser B (FSA Insd)                                                5.750     10/01/33      1,663,350
    500   Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj                                      5.500     07/01/32        519,640
  1,600   Leesburg, FL Utils Rev (FGIC Insd)                                                    5.000     10/01/34      1,687,168
  1,600   Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA Insd)                                 5.125     10/01/21      1,733,504
    650   Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe Reg Impt & Rfdg                         5.500     10/01/29        676,247
  2,135   Marion Cnty, FL Sch Brd Ctf (FSA Insd)                                                5.250     06/01/19      2,333,982
    260   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                              5.750     09/01/14        289,970
  1,045   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                              5.750     09/01/15      1,166,335
  1,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)                    5.375     10/01/32      1,587,045
    870   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)                    5.450     10/01/15        954,294
  1,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt Ser B (FGIC Insd)                    5.750     10/01/29      1,108,900
  1,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                                   5.000     10/01/33      1,030,610

  1,250   Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC Insd)                                5.250     10/01/20      1,345,313
  1,000   Miami-Dade Cnty, FL Sch Brd Ser A (Prerefunded @ 05/01/11) (MBIA Insd)                5.000     05/01/20      1,088,340
  2,250   North Broward, FL Hosp Dist Rev Impt                                                  6.000     01/15/31      2,415,285
  1,980   Northern Palm Beach Cnty Impt Dist FL Wtr Ctl Unit Dev 9A Impt & Rfdg
          (MBIA Insd) (a)                                                                       5.250     08/01/18      2,153,072
  1,000   Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                          *     10/01/12        765,000
  1,000   Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC Insd)                                          *     10/01/13        728,730
  1,000   Orange Cnty, FL Sales Tax Rev Ser A Rfdg (FGIC Insd)                                  5.125     01/01/20      1,082,540
  1,500   Orlando & Orange Cnty Expwy Auth FL Expwy Rev Jr Lien (FGIC Insd)                     5.000     07/01/28      1,543,200
  1,500   Orlando, FL Util Commn Wtr & Elec Rev Ser A Rfdg                                      5.000     10/01/22      1,596,555
  1,000   Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                       5.125     06/01/22      1,071,950
  2,000   Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)                                       5.250     06/01/27      2,154,100
  1,000   Palm Beach Cnty, FL Criminal Justice Fac Rev Rfdg                                     5.000     06/01/13      1,095,550
  1,000   Palm Beach Cnty, FL Sch Brd Ctf Ser A (Prerefunded @ 08/01/11) (AMBAC Insd)           5.500     08/01/16      1,120,510
  1,500   Palm Beach Cnty, FL Sch Brd Ctf Ser D (Prerefunded @ 08/01/12) (FSA Insd)             5.250     08/01/20      1,659,090
  1,000   Palm Coast, FL Util Sys Rev (MBIA Insd)                                               5.250     10/01/21      1,099,520
  1,705   Pembroke Pines, FL Charter Sch Ser A (MBIA Insd) (a)                                  5.375     07/01/14      1,888,594
  1,000   Pembroke Pines, FL Cons Util Sys Rev (Escrowed to Maturity) (FGIC Insd)               6.250     09/01/11      1,121,520
    500   Polk Cnty, FL Sch Brd Ctf Partn Master Lease Ser A (FSA Insd)                         5.500     01/01/25        546,645
  1,750   Polk Cnty, FL Util Sys Rev (FGIC Insd)                                                5.250     10/01/20      1,926,733
  1,000   Port Saint Lucie, FL Loc Opt Gas Tax Rev Impt (Prerefunded @ 09/01/06)
          (FGIC Insd)                                                                           5.500     03/01/15      1,039,400
  1,000   Port Saint Lucie, FL Util Rev (MBIA Insd)                                             5.000     09/01/23      1,061,530
  1,835   Saint Lucie Cnty, FL Sales Tax Rev Impt & Rfdg (MBIA Insd) (a)                        5.250     10/01/19      2,023,032
  1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)                                     5.000     07/01/21      1,056,450
  1,420   Sebring, FL Wtr & Wastewtr Rev Rfdg (FGIC Insd)                                       5.250     01/01/19      1,553,963
  1,000   Seminole Cnty, FL Sales Tax Rev (FGIC Insd)                                           5.375     10/01/18      1,103,970
    500   South Lake Cnty Hosp Dist FL South Lake Hosp Inc                                      6.375     10/01/28        541,260
    500   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj                            6.375     12/01/30        536,320
  1,750   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A                                       5.750     07/01/19      1,848,298
  1,000   Tampa, FL Occupational License Ser A Rfdg (FGIC Insd)                                 5.375     10/01/15      1,105,610
  1,000   Tampa, FL Util Tax & Spl Rev Ser A Rfdg (AMBAC Insd)                                  5.250     10/01/20      1,096,410
  1,000   University Cent FL Assn Inc FL Ctf Partn Ser A (FGIC Insd)                            5.000     10/01/35      1,050,810

  1,000   Village Ctr Cmnty Dev Dist FL Recreational Rev Ser A (MBIA Insd)                      5.125     11/01/36      1,066,740
  1,000   Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)                                    5.250     10/01/23      1,085,930
  1,000   Village Ctr Cmnty Dev Dist FL Util Rev (Escrowed to Maturity) (FGIC Insd)             6.000     11/01/18      1,189,120
  1,500   West Orange Hlthcare Dist FL Ser A                                                    5.800     02/01/31      1,589,940
  1,090   West Palm Beach, FL (Prerefunded @ 03/01/08) (a)                                      5.000     03/01/13      1,147,214
                                                                                                                    --------------
                                                                                                                      140,411,215
                                                                                                                    --------------

          PUERTO RICO    6.3%
  4,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                     6.250     07/01/21      5,027,840
  1,000   Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                                 5.000     07/01/41      1,044,270
                                                                                                                    --------------
                                                                                                                        6,072,110
                                                                                                                    --------------

          U. S. VIRGIN ISLANDS    2.4%
  1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (b)                      6.500     10/01/24      1,130,850
  1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)               6.125     10/01/29      1,116,410
                                                                                                                    --------------
                                                                                                                        2,247,260
                                                                                                                    --------------

TOTAL LONG-TERM INVESTMENTS    154.6%
   (Cost $137,650,456)                                                                                                148,730,585

SHORT-TERM INVESTMENTS    2.2%
   (Cost $2,100,000)                                                                                                    2,100,000
                                                                                                                    --------------

TOTAL INVESTMENTS    156.8%
   (Cost $139,750,456)                                                                                                150,830,585

OTHER ASSETS IN EXCESS OF LIABILITIES    1.4%                                                                           1,425,511

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.2%)                                                         (56,040,339)
                                                                                                                    --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $  96,215,757
                                                                                                                    --------------

          Percentages are calculated as a percentage of net assets applicable to common shares.
*         Zero coupon bond
(a)       The Trust owns 100% of the bond issuance.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.
ACA     - American Capital Access
AMBAC   - AMBAC Indemnity Corp.
AMT     - Alternative Minimum Tax
FGIC    - Financial Guaranty Insurance Co.
FSA     - Financial Security Assurance Inc.
MBIA    - Municipal Bond Investors Assurance Corp.

Futures contracts outstanding as of July 31, 2005:

                                                                                                                      UNREALIZED
                                                                                                                    APPRECIATION/
                                                                                                      CONTRACTS      DEPRECIATION
SHORT CONTRACTS:
                U.S. Treasury Notes 10-Year Futures September 2005 (Current
                Notional Value of $110,984 per contract)                                                 63         $      49,951
                                                                                                                    --------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Florida Municipals

By: /s/ Ronald E. Robison
    ---------------------

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------

Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------

Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005